SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Interest income	$ 1,124	$ 1,820	$ 2,007
Exchange differences, net	340	51	61
Financial income	$ 1,464	$ 1,871	$ 2,068